UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/09_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __1266 East Main Street Suite 701_________
            __Stamford, CT 06902______________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___Stamford, CT___________  _08/06/09__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __21__________

Form 13F Information Table Value Total:    __$35,518_____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch         COM              002896207     1114    43887 SH       SOLE                    43887
Franklin Resources          COM              354613101     1615    22432 SH       SOLE                    22432
Berkshire Hathaway Class A  CLA              084670108     2160       24 SH       SOLE                       24
Berkshire Hathaway Class B  CLB              084670207     7674     2650 SH       SOLE                     2650
Dell Inc           	    COM              24702R101      456    33190 SH       SOLE                    33190
Gap Inc                     COM              364760108      394    24010 SH       SOLE                    24010
Health Management Assoc     CLA              421933102     1597   323350 SH       SOLE                   323350
Johnson & Johnson           COM              478160104      425     7488 SH       SOLE                     7488
McDonalds Corp              COM              580135101      765    13310 SH       SOLE                    13310
Mercury General Cp          COM              589400100     2985    89290 SH       SOLE                    89290
Magna Intl Inc. Class A     CLA              559222401     1052    24912 SH       SOLE                    24912
Altria Group                COM              02209S103      593    36170 SH       SOLE                    36710
Merck Co Inc                COM              589331107      285    10190 SH       SOLE                    10190
Nike Inc Cl B               CLB              654106103     2873    55490 SH       SOLE                    55490
Philip Morris Intl          COM              718172109     1578    36170 SH       SOLE                    36170
Papa Johns Intl Inc.        COM              698813102     1070    43168 SH       SOLE                    43168
Staples Inc.                COM              855030102      654    32387 SH       SOLE                    32387
State Street Corp           COM              857477103     2081    44082 SH       SOLE                    44082
Constellation Brand CL A    CLA              21036P108     2530   199545 SH       SOLE                   199545
UnitedHealth Group          COM              91324P102      675    27040 SH       SOLE                    27040
Walmart Stores Inc          COM              931142103     2942    60730 SH       SOLE                    60730